TYPE:	13F-HR
PERIOD	06/30/2010
FILER
   CIK	0001476804
   CCC	afkncc5*
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-688-9500

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Roundview Capital, LLC
Address: 182 Nassau Street, Suite 201
	Princeton, New Jersey 08542

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-688-9500


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     1678 21240.0000 SH     Sole               20940.0000          300.0000
AT&T Inc                       COM              00206R102      716 29600.0000 SH     Sole               28950.0000          650.0000
Altria Group Inc               COM              02209S103      458 22844.0000 SH     Sole               22194.0000          650.0000
Americredit Corp               COM              03060R101     1306 71673.0000 SH     Sole               70213.0000         1460.0000
Anheuser-Busch Cos Inc         COM              035229103      715 14900.0000 SH     Sole               14800.0000          100.0000
Apple Computer Inc             COM              037833100     1776 7061.0000 SH      Sole                6861.0000          200.0000
Bank of America Corp           COM              060505104     5783 402469.0000 SH    Sole              402469.0000
Baxter International Inc       COM              071813109      923 22700.0000 SH     Sole               22300.0000          400.0000
Becton Dickinson & Co Com      COM              075887109      828 12245.0000 SH     Sole               12045.0000          200.0000
Berkshire Hthwy Cl A           COM              084670108      240   2.0000 SH       Sole                   2.0000
Berkshire Hthwy Cl B           COM              084670702     1717 21550.0000 SH     Sole               20150.0000         1400.0000
Best Buy Company Inc           COM              086516101      529 15633.0000 SH     Sole               15433.0000          200.0000
Boulder Total Return Fund      COM              101541100      268 19886.0000 SH     Sole               19636.0000          250.0000
Bristol-Myers Squibb Co        COM              110122108      224 8985.0000 SH      Sole                8985.0000
Canadian Natural Resources     COM              136385101     1824 54900.0000 SH     Sole               54500.0000          400.0000
Charles Schwab Corp Com        COM              808513105      264 18624.0000 SH     Sole               18504.0000          120.0000
Chevron Corp                   COM              166764100      263 3870.0000 SH      Sole                3735.0000          135.0000
Cisco Systems Inc Com          COM              17275R102     2514 117980.0000 SH    Sole              115530.0000         2450.0000
Citigroup Inc Com              COM              172967101     4422 1176195.0000 SH   Sole             1150768.0000        25427.0000
Coca Cola Co Com               COM              191216100      544 10848.0000 SH     Sole               10723.0000          125.0000
Corrections Corp of America    COM              22025Y407     1174 61550.0000 SH     Sole               61550.0000
Dell Inc                       COM              24702R101     1030 85400.0000 SH     Sole               84000.0000         1400.0000
Disney Walt Co Com             COM              254687106      207 6583.0000 SH      Sole                6583.0000
Dow Chemical                   COM              260543103      468 19734.0000 SH     Sole               19711.0000           23.0000
EMC Corp Mass Com              COM              268648102      218 11890.0000 SH     Sole               11890.0000
Eaton Corp                     COM              278058102      903 13800.0000 SH     Sole               13800.0000
Exxon Mobil Corporation        COM              30231G102     2007 35167.0000 SH     Sole               34634.0000          533.0000
FedEx Corp                     COM              31428X106     2300 32805.0000 SH     Sole               32405.0000          400.0000
Ford Motor Company             COM              345370860      486 48200.0000 SH     Sole               47700.0000          500.0000
Forest City Enterprises Cl A   COM              345550107      209 18500.0000 SH     Sole               18500.0000
General Elec Co Com            COM              369604103      685 47480.0000 SH     Sole               47480.0000
Google Inc Cl A                COM              38259P508     3736 8397.0000 SH      Sole                8069.0000          328.0000
Hewlett-Packard Co             COM              428236103     2560 59153.0000 SH     Sole               59153.0000
Honeywell Int'l Inc            COM              438516106      440 11265.0000 SH     Sole               11140.0000          125.0000
Hudson City Bancorp Inc        COM              443683107      509 41532.0000 SH     Sole               41032.0000          500.0000
Intel Corp Com                 COM              458140100      227 11662.0000 SH     Sole               11462.0000          200.0000
Intl Business Machines Corp    COM              459200101     1736 14063.0000 SH     Sole               13963.0000          100.0000
Johnson & Johnson Com          COM              478160104     1836 31091.5250 SH     Sole               30791.5250          300.0000
Kraft Foods Inc A              COM              50075N104      687 24520.0000 SH     Sole               24195.0000          325.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      334 4435.0000 SH      Sole                4310.0000          125.0000
Leucadia Natl Corp Com         COM              527288104     7989 409495.0000 SH    Sole              392745.0000        16750.0000
McDonald's Corporation         COM              580135101     1385 21025.0000 SH     Sole               20575.0000          450.0000
Medtronic Inc Com              COM              585055106      901 24850.0000 SH     Sole               24450.0000          400.0000
Microsoft Corp Com             COM              594918104     1078 46858.0000 SH     Sole               46108.0000          750.0000
Morgan Stanley                 COM              617446448      562 24200.0000 SH     Sole               23800.0000          400.0000
Nestle SA Spn ADR              COM              641069406     1021 21100.0000 SH     Sole               20800.0000          300.0000
Nike Inc Cl B                  COM              654106103      247 3650.0000 SH      Sole                3575.0000           75.0000
Oracle Corp Com                COM              68389x105     1288 60000.0000 SH     Sole               60000.0000
Pepsico Inc                    COM              713448108      704 11545.0000 SH     Sole               11345.0000          200.0000
Pfizer Inc Com                 COM              717081103      888 62248.0000 SH     Sole               60911.0000         1337.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      488 11420.0000 SH     Sole               10750.0000          670.0000
Procter & Gamble Co Com        COM              742718109      520 8662.0000 SH      Sole                8582.0000           80.0000
Ross Stores Inc                COM              778296103      422 7920.0000 SH      Sole                7820.0000          100.0000
SPDR DJIA Trust                COM              78467X109      210 2150.0000 SH      Sole                2050.0000          100.0000
SPDR Trust Series 1            COM              78462F103      281 2727.0000 SH      Sole                2352.0000          375.0000
Saker Aviation Services Inc    COM              79380Q106       11 500100.0000 SH    Sole              500100.0000
Schlumberger Ltd Com           COM              806857108      297 5365.0000 SH      Sole                5240.0000          125.0000
Sears Holdings Corp            COM              812350106     1033 15975.0000 SH     Sole               15275.0000          700.0000
Siemens AG Spn ADR             COM              826197501      985 11000.0000 SH     Sole               10700.0000          300.0000
Tejon Ranch Co                 COM              879080109     1012 43857.0000 SH     Sole               42409.0000         1448.0000
Terex Corporation              COM              880779103      697 37180.0000 SH     Sole               37180.0000
Teva Pharm Inds Ltd Adrf       COM              881624209     1518 29200.0000 SH     Sole               28600.0000          600.0000
Tiffany & Co New Com           COM              886547108      933 24600.0000 SH     Sole               24400.0000          200.0000
Total SA Spon ADR              COM              89151E109     1201 26900.0000 SH     Sole               26400.0000          500.0000
Transocean Inc                 COM              H8817H100      557 12019.0000 SH     Sole               12019.0000
Tupperware Corporation         COM              899896104     1606 40305.0000 SH     Sole               40305.0000
USG Corp                       COM              903293405     1556 128800.0000 SH    Sole              116700.0000        12100.0000
Verizon Communications Inc     COM              92343V104      396 14115.0000 SH     Sole               13845.0000          270.0000
Visa Inc Cl A                  COM              92826C839      524 7400.0000 SH      Sole                7300.0000          100.0000
Vodafone Group PLC-SP ADR      COM              92857W209      364 17615.0000 SH     Sole               17265.0000          350.0000
Wal Mart Stores Inc Com        COM              931142103     1351 28105.0000 SH     Sole               27355.0000          750.0000
Walgreen Co                    COM              931422109     1140 42700.0000 SH     Sole               42000.0000          700.0000
Wells Fargo & Co New Com       COM              949746101      833 32550.0000 SH     Sole               31350.0000         1200.0000
Williams Cos Inc               COM              969457100     1207 66050.0000 SH     Sole               65050.0000         1000.0000
eBay Inc                       COM              278642103      753 38405.0000 SH     Sole               38405.0000
iShares MSCI Emerging Mkt      COM              464287234     2420 64850.0000 SH     Sole               63550.0000         1300.0000
iShares Russell Midcap Index   COM              464287499      203 2520.0000 SH      Sole                2520.0000
Nuveen Quality Preferred II    COM              67072C105      467 62200.0000 SH     Sole               62200.0000
Aberdeen Asia-Pacific Income   COM              003009107       62 10300.000 SH      Sole                10300.000
ProShares UltraShort 20+Y Tr   COM              74347R297     3785 106675.000 SH     Sole               105025.000          1650.000
Vanguard Sht Term Corp Bnd Fd  COM              92206C409      855 11155.000 SH      Sole                11155.000